Employee Benefit Liabilities - Schedule of Defined Contribution Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Liabilities [Abstract]
Expenses in respect of defined contribution plans	$ 112	$ 106	$ 105